DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred government grant
Beginning balance	$ 2,304,000		¥ 19,580,000
Recognized as income during the year	(200,000)	¥ (1,394,000)	(3,534,000)
Total balance of deferred government grant	2,104,000	14,652,000	16,046,000
Less: current portion	43,000		1,696,000		¥ 302,000
Balance of non-current deferred government grant	2,061,000	¥ 14,350,000		¥ 19,580,000
Prepaid Discount Made to Buyer for Pending Sales of Certain Cloud Infrastructure	$ 200,000		¥ 3,534,000	¥ 4,628,000	¥ 1,394,000